SIGNIFICANT ACCOUNTING POLICIES - Revenues & Financial Instruments (Details) - ARS ($) $ in Millions		12 Months Ended
	Oct. 08, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Revenue on construction contracts recognized		$ 0	$ 0	$ 13,136
Manda S.A | Televisin Dirigida | Minority shareholders
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Percentage of equity interest and voting rights held	0.007%
Naperville Investments LLC | Manda S.A
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Percentage of equity interest and voting rights held	76.63%
Saturn Holding LLC | Manda S.A
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Percentage of equity interest and voting rights held	23.37%